Short-term bank loans (Tables)	6 Months Ended
Mar. 31, 2021
Short-term bank loans
Schedule of short-term bank loans

	March 31,	September 30,
	2021	2020
Bank of China (Lishui Branch) (1)	$1,526,298	$1,470,000
Hangzhou United Rural Commercial Bank Co., Ltd. (2)	442,627	588,000
Total	$1,968,925	$2,058,000

(1)

The loan in the amount of RMB9 million (equivalent of approximately $1.27 million) from Bank of China (Lishui Branch), was facilitated on January 6, 2020 through Forest Food, a subsidiary of the Company, as working capital for six months, with the original maturity of July 6, 2020 at an annual effective interest rate of 3.98%.  The loan was repaid in full upon maturity and re-issued to the Company at RMB10 million (equivalent of approximately $1.53 million) on July 9, 2020 as working capital for one year, with a new maturity date of July 7, 2021 at a lower annual interest rate of 3.95%. As of July 7, 2021, principal of RMB10 million (equivalent of approximately $1.53 million) was fully repaid. This loan was reissued at RMB6.4 million (equivalent of approximately $0.98 million) on July 5, 2021 as working capital for six months with a new maturity date of January 4, 2022 at an annual interest rate of 3.95%.

The loan is secured by the real property and land use right owned by Forasen Group Co., Ltd., a related party. The loan is also guaranteed by a related party Zhejiang Tantech Bamboo Technology Co., Ltd., and three third parties Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, as well as two principal officers of the Company.

(2)

The loan in the amount of RMB4 million (equivalent of approximately $0.59 million) from Hangzhou United Rural Commercial Bank Co., Ltd., was facilitated on November 13, 2019 through Suyuan Agriculture, a subsidiary of the Company, as working capital for one year, with the maturity date of November 12, 2020 at an annual effective interest rate of 6.09%. At maturity date, RMB0.6 million (equivalent of approximately $88,200) was repaid, the remaining balance of RMB3.4 million (equivalent of approximately $499,800) was extended to May 10, 2021 at an annual effective interest rate of 6.09%. As of March 31, 2021, principal of RMB1.1 million (equivalent of approximately $168,000) was repaid, while the remaining principal of RMB2.9 million ($442,627) was fully repaid on May 8, 2021.

The loan was secured by an office property and land use right owned by Zhejiang Tantech Bamboo Technology Co., Ltd., a related party of the Company, of which valued at RMB6.85 million (equivalent of approximately $1 million).